Supplemental information on oil and gas activities (Schedule of Costs Incurred in Exploration, Property Acquisitions and Development) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	$ 0	$ 0	$ 202,913
Acquisition of properties, Unproved	0	0	73,310
Total property acquisition	0	0	276,223
Exploration	76,187	45,769	29,951
Development	99,619	81,000	51,930
Total costs incurred	175,806	126,769	81,881
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	202,913
Acquisition of properties, Unproved	0	0	73,310
Total property acquisition	0	0	276,223
Exploration	48,771	40,828	19,142
Development	89,231	81,310	51,793
Total costs incurred	138,002	122,138	70,935
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	116	3,940	9,447
Development	9,952	1,900	3,580
Total costs incurred	10,068	5,840	13,027
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	0	3	668
Development	(212)	(2,212)	412
Total costs incurred	(212)	(2,209)	1,080
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	779	998	694
Development	0	2	(3,855)
Total costs incurred	779	$ 1,000	$ (3,161)
Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0
Acquisition of properties, Unproved	0
Total property acquisition	0
Exploration	26,521
Development	648
Total costs incurred	$ 27,169